ASSET RETIREMENT OBLIGATION (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Asset Retirement Obligation 1		$ 220,000
Asset Retirement Obligation 2		220,000
Asset Retirement Obligation 3		10.00%
Asset Retirement Obligation 4		2.00%
Asset Retirement Obligation 5		220,961
Asset Retirement Obligation 6		220,000
Asset Retirement Obligation 1	220,000
Asset Retirement Obligation 2	220,000
Asset Retirement Obligation 3	10.00%
Asset Retirement Obligation 4	2.00%
Asset Retirement Obligation 5	220,961
Asset Retirement Obligation 6	$ 220,961